Operating Segments (Details) $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable operating segments		4
Financial Information of Operating Segment [Abstract]
Net interest income		$ 39,835	$ 47,231	$ 49,995
Noninterest Income	[1]	32,505	37,832	36,413
Total revenue		72,340	85,063	86,408
Provision for credit losses		14,129	2,687	1,744
Noninterest expense	[2]	57,630	58,178	56,126
Income before income tax expense (benefit)		581	24,198	28,538
Income tax expense (benefit)		(3,005)	4,157	5,662
Net income before noncontrolling interests		3,586	20,041	22,876
Less: Net income from noncontrolling interests		285	492	483
Net Income (Loss)		3,301	19,549	22,393
Loans (average)		941,788	950,956
Assets (average)		1,943,501	1,913,444
Deposits (average)		1,376,011	1,286,261
Loans (period-end)		887,637	962,265	953,110	$ 956,770	$ 967,604
Assets	[3]	1,955,163	1,927,555
Deposits (period-end)		1,404,381	1,322,626
Reconciling Items [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		(475)	(611)	(659)
Noninterest Income		(2,734)	(2,324)	(2,140)
Total revenue		(3,209)	(2,935)	(2,799)
Provision for credit losses		0	0	0
Noninterest expense		0	0	0
Income before income tax expense (benefit)		(3,209)	(2,935)	(2,799)
Income tax expense (benefit)		(3,209)	(2,935)	(2,799)
Net income before noncontrolling interests		0	0	0
Less: Net income from noncontrolling interests		0	0	0
Net Income (Loss)		0	0	0
Loans (average)		0	0
Assets (average)		0	0
Deposits (average)		0	0
Loans (period-end)		0
Assets		0	0
Deposits (period-end)		0	0
Consumer Banking and Lending [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		23,378	25,786	26,985
Noninterest Income		10,638	12,105	12,930
Total revenue		34,016	37,891	39,915
Provision for credit losses		5,662	2,184	1,931
Noninterest expense		26,976	26,998	26,162
Income before income tax expense (benefit)		1,378	8,709	11,822
Income tax expense (benefit)		302	2,814	2,915
Net income before noncontrolling interests		1,076	5,895	8,907
Less: Net income from noncontrolling interests		0	0	0
Net Income (Loss)		1,076	5,895	8,907
Loans (average)		376,463	379,766
Assets (average)		432,042	439,396
Deposits (average)		722,085	629,110
Loans (period-end)		362,796	385,002
Assets		420,995	448,971
Deposits (period-end)		784,565	647,152
Consumer Banking and Lending [Member] | Maximum [Member] | Customer concentration risk [Member] | Revenue benchmark [Member]
Segment Reporting Information [Line Items]
Revenue		5
Commercial Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		6,191	8,184	8,748
Noninterest Income		3,547	4,154	4,332
Total revenue		9,738	12,338	13,080
Provision for credit losses		3,744	190	(79)
Noninterest expense		6,908	7,068	7,368
Income before income tax expense (benefit)		(914)	5,080	5,791
Income tax expense (benefit)		(238)	1,266	1,456
Net income before noncontrolling interests		(676)	3,814	4,335
Less: Net income from noncontrolling interests		5	6	27
Net Income (Loss)		(681)	3,808	4,308
Loans (average)		211,436	229,354
Assets (average)		228,653	248,169
Deposits (average)		200,381	186,942
Loans (period-end)		188,977	224,781
Assets		209,134	244,984
Deposits (period-end)		208,284	194,469
Corporate and Investment Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		7,501	8,005	8,345
Noninterest Income		6,319	6,223	5,726
Total revenue		13,820	14,228	14,071
Provision for credit losses		4,946	173	13
Noninterest expense		7,703	7,432	7,471
Income before income tax expense (benefit)		1,171	6,623	6,587
Income tax expense (benefit)		330	1,658	1,663
Net income before noncontrolling interests		841	4,965	4,924
Less: Net income from noncontrolling interests		(1)	(1)	(7)
Net Income (Loss)		842	4,966	4,931
Loans (average)		255,324	248,310
Assets (average)		521,861	520,973
Deposits (average)		234,332	238,651
Loans (period-end)		244,456	253,436
Assets		508,793	538,383
Deposits (period-end)		203,004	261,134
Wealth and Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		2,993	3,917	4,317
Noninterest Income		11,519	11,815	11,552
Total revenue		14,512	15,732	15,869
Provision for credit losses		249	2	(9)
Noninterest expense		12,051	13,363	12,551
Income before income tax expense (benefit)		2,212	2,367	3,327
Income tax expense (benefit)		552	590	831
Net income before noncontrolling interests		1,660	1,777	2,496
Less: Net income from noncontrolling interests		4	9	1
Net Income (Loss)		1,656	1,768	2,495
Loans (average)		78,775	74,986
Assets (average)		87,505	83,590
Deposits (average)		162,521	139,151
Loans (period-end)		80,785	77,140
Assets		89,380	86,505
Deposits (period-end)		175,515	143,873
Corporate [Member]
Financial Information of Operating Segment [Abstract]
Net interest income		247	1,950	2,259
Noninterest Income		3,216	5,859	4,013
Total revenue		3,463	7,809	6,272
Provision for credit losses		(472)	138	(112)
Noninterest expense		3,992	3,317	2,574
Income before income tax expense (benefit)		(57)	4,354	3,810
Income tax expense (benefit)		(742)	764	1,596
Net income before noncontrolling interests		685	3,590	2,214
Less: Net income from noncontrolling interests		277	478	462
Net Income (Loss)		408	3,112	$ 1,752
Loans (average)		19,790	18,540
Assets (average)		673,440	621,316
Deposits (average)		56,692	92,407
Loans (period-end)		10,623	21,906
Assets		726,861	608,712
Deposits (period-end)		$ 33,013	$ 75,998

[1]	In 2020, service charges on deposit accounts service charges on deposit accounts, cash network fees, wire transfer and other remittance fees, certain other fees, and certain fees associated with lending activities were combined into a single line item for deposit and lending-related fees; insurance income, lease income and certain other fees were reclassified to other noninterest income; and net gains from trading activities, net gains on debt securities, and net gains from equity securities were combined into a single line for net gains on trading and securities. Prior period balances have been revised to conform with the current period presentation.
[2]	In 2020, personnel-related expenses were combined into a single line item, expenses for outside professional services, contract services, and outside data processing were combined into a single line item for professional and outside services expense; expenses for technology and equipment and telecommunications were combined into a single line item for technology, telecommunications and equipment expense; and certain other expenses were reclassified to other noninterest expense. Prior period balances have been revised to conform with the current period presentation.
[3]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.